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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                  March 5, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     SCHWAB CAPITAL TRUST (FILE NOS. 33-62470 AND 811-7704)
        Schwab Equity Index Funds
               Schwab S&P 500 Fund
               Schwab Small-Cap Index Fund(R)
               Schwab Total Stock Market Index Fund(R)
               Schwab International Index Fund(R)
        Schwab MarketManager Portfolios(R)
               Growth Portfolio
               Balanced Portfolio
               Small-Cap Portfolio
               International Portfolio
        Schwab MarketTrack Portfolios(R)
               All Equity Portfolio
               Growth Portfolio
               Balanced Portfolio
               Conservative Portfolio
        Schwab Focus Funds
               Communications Focus Fund
               Financial Services Focus Fund
               Health Care Focus Fund
               Technology Focus Fund
        Schwab Analytics Fund(R)
        Institutional Select(R) Funds
               S&P 500 Fund
               Large-Cap Value Index Fund
               Small-Cap Value Index Fund

        POST-EFFECTIVE AMENDMENT NO. 43

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated February 28, 2002, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.


Sincerely,

/s/Benjamin L. Douglas
----------------------

Benjamin L. Douglas
Corporate Counsel
Charles Schwab Investment Management, Inc.